Goodwill and Intangible Assets - Summary of Change in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning Balance	$ 2,548,447	$ 2,440,431
Acquired	439	110,884
Adjustments	6,101	(2,868)
Ending Balance	2,554,987	2,548,447
Travel Network
Goodwill [Roll Forward]
Beginning Balance	2,104,542	2,099,580
Acquired	439	4,894
Adjustments	159	68
Ending Balance	2,104,822	2,104,542
Airline Solutions
Goodwill [Roll Forward]
Beginning Balance	290,003	286,651
Acquired	0	3,606
Adjustments	(982)	(254)
Ending Balance	290,985	290,003
Hospitality Solutions
Goodwill [Roll Forward]
Beginning Balance	153,902	54,200
Acquired	0	102,384
Adjustments	(5,278)	(2,682)
Ending Balance	$ 159,180	$ 153,902